OTHER CURRENT ASSETS	12 Months Ended
Sep. 30, 2024
OTHER CURRENT ASSETS
OTHER CURRENT ASSETS

6.           OTHER CURRENT ASSETS

	September 30,
	2023	2024
	RMB	RMB
Advances to staff for business use	1,756	642
Deposits for rental	—	13
Receivable from third parties(i)	9,823	3
Others	618	97

	12,197	755

Note (i) : As of September 30, 2023 and 2024, receivable from third party represents that loans to the third-party individual without interest. The Company made allowance for doubtful account of RMB -nil- and RMB 9.3 million for the years ended September 30, 2023 and 2024, respectively, which is due to the third party’s loss of repayment ability